SUBSEQUENT EVENTS	12 Months Ended
Jun. 27, 2018
Subsequent Events [Abstract]
Subsequent Events
Dividend Declaration
On August 13, 2018, our Board of Directors declared a quarterly dividend of $0.38 per share to be paid on September 27, 2018 to shareholders of record as of September 7, 2018.
Share Repurchase Program Authorization and Repurchases
Our Board of Directors also authorized a $300.0 million increase to our existing share repurchase program, bringing the total amount available for share repurchases to $363.8 million as of August 13, 2018. We subsequently repurchased and settled approximately 0.5 million shares of our common stock for $24.0 million.
Revolver Net Payments
Additionally, net payments of $381.0 million were made on the revolving credit facility subsequent to the end of the fiscal year.
Sale Leaseback Transactions
During the fourth quarter of fiscal 2018, an amendment to the revolving credit facility was executed to provide the ability to complete certain sale-leaseback transactions. In the first quarter of fiscal 2019, we entered into three purchase agreements to sell and leaseback 143 restaurant properties located throughout the United States. Subsequently under these purchase agreements, we have completed sale leaseback transactions of 137 of these restaurants for aggregate consideration of $443.1 million, resulting in a gain of $281.1 million. The net proceeds from these sale leaseback transactions were used to repay borrowings on our revolving credit facility. The initial term of the leases are for 15 years, and the leases were determined to be operating leases. As part of this transaction, in the first quarter of fiscal 2019, the restaurant assets will be removed from our Consolidated Balance Sheets. The majority of the gain will be deferred and amortized over the operating lease term in proportion to the gross rental charges. As of June 27, 2018, the Consolidated Balance Sheets includes Land of $100.9 million, Buildings and leasehold improvements of $210.3 million, certain fixtures included in Furniture and equipment of $9.0 million and Accumulated depreciation of $157.9 million related to these properties.